                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FBOP CORPORATION
Address: 11 WEST MADISON STREET
         OAK PARK, ILLINOIS 60302

Form 13F File Number: 28-12521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL F. DUNNING
Title: EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER
Phone: 708-445-3173

Signature, Place, and Date of Signing:


/S/ MICHAEL F. DUNNING,                 OAK PARK, IL,          MAY 13, 2008
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:         24
Form 13F Information Table Value Total:   $131,480
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

No.   Form 13F File No.   Name
---   -----------------   ----
 1.   28-12734            COTTONWOOD HOLDINGS, INC.

 2.   N/A                 RIVER CAPITAL ADVISORS, INC.

 3.   N/A                 TREMONT CAPITAL CORPORATION

                           FORM 13F INFORMATION TABLE

                                                                                                  VOTING AUTHORITY
                              TITLE OF             VALUE  SHARES/ SH /  PUT /  INVSTMT   OTHER  -------------------
        NAME OF ISSUER          CLASS    CUSIP   (X$1000) PRN AMT  PRN   CALL  DSCRETN MANAGERS   SOLE  SHARED NONE
        --------------        -------- --------- -------- ------- ---- ------- ------- -------- ------- ------ ----
Bank Marin Corte Madera CA       COM   063431100     6856  228543 SH           DEFINED     1     228543
Bankfinancial Corp               COM   06643P104    17119 1076000 SH           DEFINED     1    1076000
Banner Corp                      COM   06652V109    33099 1436579 SH           DEFINED     1    1436579
Banner Corp                      COM   06652V109     3489  151421 SH             SOLE            151421
Cascade Financial Corp           COM   147272108     2019  165527 SH             SOLE            165527
Cascade Financial Corp           COM   147272108     5222  428018 SH           DEFINED     1     428018
CFS Bancorp Inc                  COM   12525D102    12156  845914 SH             SOLE            845914
Community Health Sys             COM   203668108     2459   73250 SH           DEFINED     2      73250
Doral Financial                  COM   25811P100     4976  246600 SH           DEFINED     1     246600
EPIC Bancorp                     COM   294250105     2242  190500 SH           DEFINED     1     190500
Evergreenbancorp                 COM   300349107       50    3958 SH           DEFINED     1       3958
MB Financial Inc                 COM   55264U108     1761   57209 SH             SOLE             57209
Midwest Banc Holdings Inc        COM   598251106     2321  181637 SH           DEFINED     3     181637
Old Second Bancorp Inc ILL       COM   680277100      864   32532 SH             SOLE             32532
PFF Bancorp Inc                  COM   69331W104    18547 2229200 SH           DEFINED     1    2229200
Provident Bankshares Corp        COM   743859100       87    8143 SH             SOLE              8143
Provident Financial Hldgs Inc    COM   743868101     9724  609682 SH           DEFINED     1     609682
R & G Financial Corp             COM   749136107     1079  817550 SH           DEFINED     1     817550
Rainier Pacific Financial        COM   75087U101     4324  309978 SH           DEFINED     1     309978
Riverview Bancorp Inc            COM   769397100     1178  118053 SH           DEFINED     1     118053
Southwest Bancorp Inc OKLA       COM   844767103      263   15000 SH             SOLE             15000
Sprint Nextel Corp               COM   852061100     1171  175000 SH           DEFINED     2     175000
Thornburg Mortgage Inc           COM   885218107       35   29000 SH             SOLE             29000
Umpqua Holdings Corp.            COM   904214103      439   28323 SH           DEFINED     1      28323
                                                   131480